General Administrative And Other Net Operating Incomes Expenses Details of other operating incomes (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income [Abstract]
Gains on transaction of foreign exchange	₩ 3,391,095	₩ 4,791,772	₩ 3,352,318
Gains on disposal of loans and receivables	205,490	204,239	186,939
Gains on transactions of derivatives	122	130	59,003
Gains on fair value hedged items	53,532	99,302	25,235
Others	86,159	112,079	158,806
Total	3,736,398	5,207,522	3,782,301
Income for payment to other creditor financial institutions	₩ 29,336	₩ 74,700	₩ 137,187